Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-Retirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit pension plans
Benefit obligation - December 31:
Discount rate - past service	5.11%	5.07%
Discount rate - future service	5.21%	5.12%
Rate of compensation increase	3.73%	3.73%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Benefit cost for year ended December 31:
Discount rate - past service	5.07%	4.89%
Discount rate - future service	5.12%	4.88%
Expected long-term return on plan assets	6.42%	6.43%
Rate of compensation increase	3.73%	3.87%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Non-pension Benefit Plans
Benefit obligation - December 31:
Discount rate - past service	4.87%	4.91%
Discount rate - future service	5.08%	5.00%
Rate of compensation increase	3.82%	3.72%
Health care trend - initial (next year)	6.73%	6.53%
Health care trend - ultimate	3.77%	3.77%
Health care trend - year ultimate reached	2045	2044
Benefit cost for year ended December 31:
Discount rate - past service	4.91%	4.89%
Discount rate - future service	5.00%	4.89%
Expected long-term return on plan assets	3.65%	3.69%
Rate of compensation increase	3.72%	3.85%
Health care trend - initial (next year)	6.53%	6.04%
Health care trend - ultimate	3.77%	3.76%
Health care trend - year ultimate reached	2044	2043